Restructuring and Transaction Activities, Restructuring Charges (Details) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2020 USD ($)	Jun. 27, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 28, 2019 USD ($)	Sep. 28, 2019 USD ($)	Jun. 29, 2019 USD ($)	Mar. 30, 2019 USD ($)	Dec. 29, 2018 USD ($)	Sep. 26, 2020 USD ($) Facility	Sep. 28, 2019 USD ($) Facility	Sep. 29, 2018 USD ($) Facility
Restructuring Charges [Abstract]
Number of facilities shut down | Facility									0	0
Net sales	$ 3,008	$ 2,910	$ 2,975	$ 2,816	$ 3,019	$ 1,937	$ 1,950	$ 1,972	$ 11,709	$ 8,878	$ 7,869
Expected Restructuring Costs [Abstract]
Expected total costs	106								106
Cumulative charges through Fiscal 2019	103								103
To be recognized in future	3								3
Severance and Termination Benefits [Member]
Expected Restructuring Costs [Abstract]
Expected total costs	78								78
Cumulative charges through Fiscal 2019	78								78
To be recognized in future	0								0
Facility Exit Costs [Member]
Expected Restructuring Costs [Abstract]
Expected total costs	18								18
Cumulative charges through Fiscal 2019	15								15
To be recognized in future	3								3
Asset Impairment [Member]
Expected Restructuring Costs [Abstract]
Expected total costs	10								10
Cumulative charges through Fiscal 2019	10								10
To be recognized in future	$ 0								$ 0
Consumer Packaging North America [Member]
Restructuring Charges [Abstract]
Number of facilities shut down | Facility											1
Net sales											$ 15
Engineered Materials [Member]
Restructuring Charges [Abstract]
Number of facilities shut down | Facility											1
Net sales											$ 10
Health, Hygiene & Specialties [Member]
Restructuring Charges [Abstract]
Number of facilities shut down | Facility											1
Net sales											$ 30